Fair Value Disclosures - Analysis of Level 3 Assets and Liabilities Narrative (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3	$ 57,800	$ 68,600	$ 38,200
Transfers of assets from Level 3 to Level 2	12,300	26,700	54,900
Net gains (losses) on Level 3 assets (realized and unrealized)	79,200	(217,000)	5,900
Net gains (losses) on Level 3 liabilities (realized and unrealized)	33,600	44,500	1,700
Excluded assets from unobservable quantitative information	40,300	79,900
Excluded liabilities from unobservable quantitative information	500	400
Loans and other receivables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3		27,400
Transfers of assets from Level 3 to Level 2		8,600	40,900
Net gains (losses) on Level 3 assets (realized and unrealized)	(5,137)	(4,507)	24,794
Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3		12,100
Transfers of assets from Level 3 to Level 2		2,600
Net gains (losses) on Level 3 assets (realized and unrealized)	(9,934)	433	(17,705)
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3		8,900	8,300
Transfers of assets from Level 3 to Level 2	3,600
Net gains (losses) on Level 3 assets (realized and unrealized)	(439)	(4,860)	(3,723)
Net gains (losses) on Level 3 liabilities (realized and unrealized)	0	381	1
Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3	16,300	5,600
Net gains (losses) on Level 3 assets (realized and unrealized)	(2,186)	(2,888)	(5,346)
Net gains (losses) on Level 3 liabilities (realized and unrealized)	105	(35)	(105)
CDOs and CLOs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3	17,300	3,000
Transfers of assets from Level 3 to Level 2		8,800
Net gains (losses) on Level 3 assets (realized and unrealized)	(16,258)	(514)	(27,238)
Corporate equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 3 to Level 2	2,900	6,000
Net gains (losses) on Level 3 assets (realized and unrealized)	24,914	(11,407)	3,353
Net gains (losses) on Level 3 liabilities (realized and unrealized)	0	2,649	(60)
Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of liabilities from Level 2 to Level 3		57,200
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3		14,300
Net gains (losses) on Level 3 liabilities (realized and unrealized)	3,237	21,452	1,638
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of liabilities from Level 2 to Level 3	146,200	22,600
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3		61,700
Net gains (losses) on Level 3 liabilities (realized and unrealized)	30,347	18,662
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3	15,300		19,600
Transfers of assets from Level 3 to Level 2	4,600
Net gains (losses) on Level 3 assets (realized and unrealized)	(6,970)	(1,669)	(10,817)
Investments at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets from Level 2 to Level 3		10,200
Net gains (losses) on Level 3 assets (realized and unrealized)	76,636	(183,480)	20,975
Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gains (losses) on Level 3 assets (realized and unrealized)			(1,547)
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gains (losses) on Level 3 liabilities (realized and unrealized)	$ (84)	$ 1,382	$ (196)